1933 Act Registration No. 333-

                        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C.  20549

                                           Form N-14AE

                                REGISTRATION STATEMENT UNDER THE
                                     SECURITIES ACT OF 1933

[ ]      Pre-Effective                                  [ ] Post-Effective
         Amendment No.                                       Amendment No.

                                EVERGREEN FIXED INCOME TRUST
                     (Exact Name of Registrant as Specified in Charter)

                       Area Code and Telephone Number: (617) 210-3200

                                     200 Berkeley Street
                                Boston, Massachusetts  02116
                             -----------------------------------
                          (Address of Principal Executive Offices)

                                Rosemary D. Van Antwerp, Esq.
                           Keystone Investment Management Company
                                     200 Berkeley Street
                                Boston, Massachusetts  02116
                          -----------------------------------------
                           (Name and Address of Agent for Service)

                              Copies of All Correspondence to:
                                   Robert N. Hickey, Esq.
                                  Sullivan  &   Worcester   LLP  1025
                                Connecticut Avenue, N.W.
                                   Washington, D.C.  20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940 (File No. 333- 37453); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A.

         It is proposed that this filing will become effective on January 5, 1998 pursuant to Rule 488 of the Securities Act of 1933.

                                           EVERGREEN FIXED INCOME TRUST

                                               CROSS REFERENCE SHEET

              Pursuant to Rule 481(a) under the Securities Act of 1933


                                           Location in Prospectus/Proxy
Item of Part A of Form N-14                                        Statement

1.       Beginning of Registration         Cross Reference Sheet; Cover
         Statement and Outside             Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside             Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and           Comparison of Fees and
         Risk Factors                      Expenses; Summary; Comparison
                                           of Investment Objectives and
                                           Policies; Risks

4.       Information About the             Summary; Reasons for the
         Transaction                       Reorganization; Comparative
                                           Information on Shareholders'
                                           Rights; Exhibit A (Agreement
                                           and Plan of Reorganization)

5.       Information about the             Cover Page; Summary; Risks;
         Registrant                        Comparison of Investment
                                           Objectives and Policies;
                                           Comparative Information on
                                           Shareholders' Rights;
                                           Additional Information

6.       Information about the             Cover Page; Summary; Risks;
         Company Being Acquired            Comparison of Investment
                                           Objective and Policies;
                                           Comparative Information on
                                           Shareholders' Rights;
                                           Additional Information

7.       Voting Information
                                           Cover Page; Summary; Voting
                                           Information Concerning the
                                           Meeting

8.       Interest of Certain               Financial Statements and
         Persons and Experts               Experts; Legal Matters

9.       Additional Information            Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                        Cover Page

11.      Table of Contents                 Omitted

12.      Additional Information            Statement of Additional
         About the Registrant              Information of Evergreen
                                           Intermediate Term Bond Fund
                                           dated November 10, 1997

13.      Additional Information            Statement of Additional
         about the Company Being           Information of Blanchard Funds
         Acquired                          - Blanchard Short-Term
                                           Flexible Income Fund dated
                                           August 31, 1997

14.      Financial Statements              Financial Statements of
                                           Evergreen Intermediate Term
                                           Bond Fund dated June 30, 1997;
                                           Financial Statements of
                                           Blanchard Short-Term Flexible
                                           Income Fund dated September
                                           30, 1997; Pro Forma Financial
                                           Statements

Item of Part C of Form N-14

15.      Indemnification                   Incorporated by Reference to
                                           Part A Caption - "Comparative
                                           Information on Shareholders'
                                           Rights - Liability and
                                           Indemnification of Trustees"

16.      Exhibits                          Item 16.          Exhibits

17.      Undertakings                      Item 17.          Undertakings

                                                  BLANCHARD FUNDS
                                     BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
                                             FEDERATED INVESTORS TOWER
                                        PITTSBURGH, PENNSYLVANIA 15222-3779

January 5, 1998

Dear Shareholder,

I am writing to shareholders of the Blanchard Short-Term Flexible Income Fund, a series of Blanchard Funds (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of
Reorganization  whereby  all of the  assets  of the Fund  would be  acquired  by
Evergreen Intermediate Term Bond Fund in exchange for Class A shares of Evergreen Intermediate Term Bond Fund and the assumption by Evergreen Intermediate Term Bond Fund of certain liabilities of the Fund. You will receive shares of Evergreen Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Intermediate Term Bond Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus
Capital Management, Inc.

The third and final proposal requests shareholder consideration of an Interim Sub-Advisory Agreement between Virtus Capital
Management, Inc. and OFFITBANK.

Information relating to the Interim Investment Advisory Agreement and the Interim Sub-Advisory Agreement is contained in the attached Prospectus/Proxy Statement.

The Board of Trustees has unanimously approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card in the enclosed postage-paid envelope today.

If we do not receive your completed proxy card after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

[Name]
[Title]
Blanchard Funds

            [SUBJECT TO COMPLETION, DECEMBER 5, 1997 PRELIMINARY COPY]


                              BLANCHARD FUNDS
                 BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
                         FEDERATED INVESTORS TOWER
                    PITTSBURGH, PENNSYLVANIA 15222-3779

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                      TO BE HELD ON FEBRUARY 20, 1998


         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Blanchard Short-Term Flexible Income Fund, a series of Blanchard Funds ("Short-Term"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, on February 20, 1998 at 2:00 p.m. for the following purposes:

         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 26, 1997, providing for the acquisition of all of the assets of Short-Term by the Evergreen Intermediate Term Bond Fund, a series of Evergreen Fixed Income Trust ("Evergreen Intermediate"), in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term. The Plan also provides for distribution of such shares of Evergreen Intermediate to shareholders of Short-Term in liquidation and subsequent termination of Short-Term. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Short-Term.

         2. To consider and act upon the Interim Management Contract between Short-Term and Virtus Capital Management, Inc.

         3. To consider and act upon the Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and OFFITBANK.

         4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         The Trustees of Blanchard Funds on behalf of Short-Term have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of Short-Term entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                         By Order of the Board of Trustees

                                                              John W. McGonigle
                                    Secretary

January 5, 1998

                                      INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                    VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                  ABC Corp.
(2)  ABC Corp.                                  John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                         John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan              John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                                  Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                       Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                       John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith, Jr.                         John B. Smith, Jr.,
                                                Executor

                PROSPECTUS/PROXY STATEMENT DATED JANUARY 5, 1998

                            Acquisition of Assets of

                    BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
                                   a series of
                                 BLANCHARD FUNDS
                            Federated Investors Tower
                      Pittsburgh, Pennsylvania, 15222-3779

                        By and in Exchange for Shares of

                      EVERGREEN INTERMEDIATE TERM BOND FUND
                                   a series of
                          EVERGREEN FIXED INCOME TRUST
                               200 Berkeley Street
                          Boston, Massachusetts  02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Blanchard Short-Term Flexible Income Fund ("Short-Term") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Short-Term for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Short-Term to be acquired by Evergreen Intermediate Term Bond Fund ("Evergreen Intermediate") in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of
Short-Term (hereinafter referred to as the "Reorganization"). Evergreen Intermediate and Short-Term are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Intermediate will be distributed to shareholders of Short-Term in liquidation of Short-Term and such Fund will be terminated. Holders of shares of Short-Term will receive Class A shares of Evergreen Intermediate having the same Rule 12b-1 distribution-related fees as the shares of Short-Term held by such holders prior to the Reorganization. No initial sales charge will be imposed in connection with Class A shares of Evergreen Intermediate received by holders of shares of Short-Term. As a result of the proposed Reorganization, shareholders of Short-Term will receive that number of full and fractional shares of Evergreen Intermediate having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Short-Term. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Intermediate is a separate series of Evergreen Fixed Income Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Evergreen Intermediate seeks current income by investing primarily in a broad range of investment quality debt securities and, secondarily, seeks to protect capital. Short-Term seeks to provide a high level of current income consistent with preservation of capital by investing primarily in a broad range of short-term debt securities.

         Shareholders of Short-Term are also being asked to approve the Interim Management Contract with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus"), (the "Interim Advisory Agreement") with the same terms and fees as the previous advisory agreement between Short-Term and Virtus and the Interim Sub-Advisory Agreement between Virtus and OFFITBANK with the same terms and fees as the previous sub-advisory agreement between Virtus and OFFITBANK. The Interim Advisory Agreement and Interim Sub-Advisory Agreement will be in effect for the period of time between November 28, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Intermediate that shareholders of Short-Term should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 5, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen (formerly, Keystone) Intermediate Term Bond Fund, the predecessor of Evergreen Intermediate, dated June 30, 1997 and Short-Term dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Intermediate at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1-800-343-2898.

         The Prospectus of Evergreen Intermediate relating to Class A, Class B and Class C shares dated November 10, 1997 is incorporated herein by reference in its entirety. Shareholders of Short-Term will receive, with this Prospectus/Proxy Statement, copies of the Prospectus of Evergreen Intermediate. Additional information about Evergreen Intermediate is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Intermediate at the address or telephone number listed in the preceding paragraph.

         The Prospectus of Short-Term dated August 31, 1997, insofar as it relates to Short-Term only, and not to any other funds described therein, is incorporated herein in its entirety by reference. Copies of the Prospectus and related Statement of Additional Information dated the same date are available upon request without charge by writing to Short-Term at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.

         Included as Exhibits A, B and C to this Prospectus/Proxy Statement are a copy of the Plan, the Interim Advisory Agreement and Interim Sub-Advisory Agreement, respectively.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED

UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                                 TABLE OF CONTENTS


                                                                        Page

COMPARISON OF FEES AND EXPENSES......................................6

SUMMARY  ............................................................8
         Proposed Plan of Reorganization.............................9
         Tax Consequences...........................................10
         Investment Objectives and Policies of the Funds............11
         Comparative Performance Information for each Fund..........11
         Management of the Funds....................................12
         Investment Advisers and Sub-Adviser........................12
         Administrator..............................................14
         Portfolio Management.......................................14
         Distribution of Shares.....................................14
         Purchase and Redemption Procedures.........................16
         Exchange Privileges........................................16
         Dividend Policy............................................17
         Risks    ..................................................17

REASONS FOR THE REORGANIZATION......................................19
         Agreement and Plan of Reorganization.......................22
         Federal Income Tax Consequences............................24
         Pro-forma Capitalization...................................26
         Shareholder Information....................................27

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES....................27

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.....................30
         Forms of Organization......................................30
         Capitalization.............................................31
         Shareholder Liability......................................31
         Shareholder Meetings and Voting Rights.....................32
         Liquidation or Dissolution.................................33
         Liability and Indemnification of Trustees..................33

INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT................34
         Introduction...............................................34
         Comparison of the Interim Advisory Agreement and the
             Previous Advisory Agreement............................35
         Information about Short-Term's Investment Adviser..........37

INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT............37
         Introduction...............................................37
         Comparison of the Interim Sub-Advisory Agreement
              and the Previous Sub-Advisory Agreement...............39

ADDITIONAL INFORMATION..............................................40

VOTING INFORMATION CONCERNING THE MEETING...........................41

FINANCIAL STATEMENTS AND EXPERTS....................................43

LEGAL MATTERS.......................................................44

OTHER BUSINESS......................................................44

APPENDIX A..........................................................45

APPENDIX B..........................................................46

EXHIBIT A

EXHIBIT B

EXHIBIT C

EXHIBIT D

                                          COMPARISON OF FEES AND EXPENSES

         The amounts for Class A shares of Evergreen Intermediate set forth in the following tables and in the examples are based on estimated expenses of Evergreen Intermediate for the fiscal year ended June 30, 1998. The amounts for shares of Short-Term set forth in the following tables and in the examples are based on the expenses for Short-Term for the fiscal year ended September 30, 1997. The pro forma amounts for Class A shares of Evergreen Intermediate are based on what the combined estimated expenses would have been for Evergreen Intermediate for the fiscal year ending June 30, 1998. The estimated expenses for Evergreen Intermediate for the fiscal year ending June 30, 1998 and for Evergreen Intermediate pro forma are based on the assumption that on or about January 23, 1998, the assets of Evergreen Intermediate Term Bond Fund II (formerly Evergreen Intermediate-Term Bond Fund) and Evergreen (formerly, Keystone) Intermediate Term Bond Fund will be acquired by Evergreen Intermediate. See "Reasons for the Reorganization - Pro Forma Capitalization." All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Intermediate, Short-Term and Evergreen Intermediate pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A shares of Evergreen Intermediate and shares of Short-Term, as applicable.

                                           Comparison of Class A Shares
                                          of Evergreen Intermediate With
                                               Shares of Short-Term


                                                                                         Evergreen
                                              Evergreen                 Short-           Intermediate
                                              Intermediate              Term             Pro Forma
                                              ------------              -----            ------------
Shareholder
Transaction                                   Class A                   Shares           Class A
Expenses                                      ------------              ------           ------------

Maximum Sales Load                            3.25%                     None             3.25%
Imposed on Purchases
(as a percentage of
offering price)

Maximum Sales Load                            None                      None             None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)

Contingent Deferred                           None                      None             None
Sales Charge (as a
percentage of original
purchase price or
redemption proceeds,
whichever is lower)







Exchange Fee
                                              None                      None             None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee (1)                            0.64%                     0.66%            0.61%

12b-1 Fees (2)                                0.25%                     0.25%            0.25%

Other Expenses                                0.21%                     0.47%            0.24%
                                              ------                    ----             ----

Annual Fund Operating                         1.10%                     1.38%            1.10%
Expenses (3)                                  ------                    ----             ----
                                              ------                    ----             ----


---------------
(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time in its sole discretion.

(2) Class A shares of Evergreen Intermediate can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

(3) Total Fund Operating Expenses for Short-Term would have been 1.47% absent the voluntary waivers. Estimated Total Fund Operating Expenses for Class A shares of Evergreen Intermediate would be 1.17% absent waivers and expense reimbursements.

         Examples. The following tables show for Evergreen Intermediate and Short-Term, and for Evergreen Intermediate pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period. In the case of Evergreen Intermediate pro forma, the example does not reflect the imposition of the 3.25% maximum sales load on purchases of Class A Shares since Short-Term shareholders who receive Class A shares of Evergreen Intermediate in the Reorganization or who purchase additional Class A shares subsequent to the Reorganization will not incur any sales load.




                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Evergreen Intermediate                $43                  $66                   $91                 $162
Class A







Short-Term
                                      $14                  $44                   $76                 $166

Evergreen Intermediate                $11                  $35                   $61                 $134
- Pro Forma
Class A



         The purpose of the foregoing examples is to assist Short-Term shareholders in understanding the various costs and expenses that an investor in Evergreen Intermediate as a result of the Reorganization would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Short-Term. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                                      SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Intermediate dated November 10, 1997 and the Prospectus of Short- Term dated August 31, 1997 (which are incorporated herein by reference), the Plan, the Interim Advisory Agreement and the Interim
Sub-Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A, B and C, respectively.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Short-Term in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term. The Plan also calls for the distribution of shares of Evergreen Intermediate to Short-Term shareholders in liquidation of Short-Term as part of the Reorganization. As a result of the Reorganization, the shareholders of Short-Term will become the owners of that number of full and fractional Class A shares of Evergreen Intermediate having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of Short-Term as of the close of business immediately prior to the date that Short-Term's assets are exchanged for shares of Evergreen Intermediate. See "Reasons for the Reorganization Agreement and Plan of Reorganization."

         The Trustees of Blanchard Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Short-Term, and that the interests of the shareholders of Short-Term will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Short-Term's shareholders.


                            THE BOARD OF TRUSTEES OF BLANCHARD FUNDS
                       RECOMMENDS APPROVAL BY SHAREHOLDERS OF SHORT-TERM

                                     OF THE PLAN EFFECTING THE REORGANIZATION.

         The  Trustees of Evergreen  Fixed  Income Trust have also  approved the
Plan  and,   accordingly,   Evergreen   Intermediate's   participation   in  the
Reorganization.

         Approval of the Reorganization on the part of Short-Term will require the affirmative vote of a majority of Short-Term's shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Short-Term and the sub-advisory agreement between Virtus and OFFITBANK. Prior to consummation of the Merger, Short-Term received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus and a new sub-advisory agreement between Virtus and OFFITBANK for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement and Interim Sub-Advisory Agreement are approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement and the Interim Sub-Advisory Agreement have the same terms and fees as the previous investment advisory agreement between Short-Term and Virtus and the previous sub-advisory agreement between Virtus and OFFITBANK, respectively. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Short-Term present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Short-Term outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Short-Term, whichever is less. See "Voting Information Concerning the Meeting."

         If  the   shareholders  of  Short-Term  do  not  vote  to  approve  the
Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Short-Term will have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Intermediate in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Intermediate that are received by Short-Term's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Short-Term in the hands of Evergreen Intermediate as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Intermediate upon the receipt of the assets of the Fund in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Intermediate and Short-Term are substantially similar. The investment objectives of Evergreen Intermediate are to seek current income by investing primarily in a broad range of investment quality debt securities and, secondly, to protect capital.

         The investment objective of Short-Term is to provide a high level of current income consistent with preservation of capital by investing primarily in a broad range of short-term debt securities. The Fund invests in U.S. government securities and investment grade and high yield, high risk securities of domestic and foreign issuers. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectus and Statement of Additional Information of the Funds. As of the date of this Prospectus/Proxy Statement, Evergreen Intermediate had not commenced operations. Accordingly, no performance information for it is currently available. However, it is anticipated that on or about January 23, 1998, Evergreen Intermediate will acquire all of the assets of Evergreen Intermediate Term Bond Fund II and Evergreen (formerly, Keystone) Intermediate Term Bond Fund. The accounting survivor of this fund combination will be Evergreen Intermediate Term Bond Fund. Therefore, the total return of Evergreen Intermediate Term Bond Fund for the one, five and ten year periods, the total return of Short-Term for the one year period ended September 30, 1997, and the total return for both Funds for the period from inception through September 30, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.


                                          Average Annual Total Return (1)


                            1 Year                                                          From
                            Ended                 5 Years              10 Years             Inception To
                            September             Ended                Ended                September
                            30,                   September            September            30, 1997              Inception
                            1997                  30, 1997             30, 1997             ---------             Date
                            -------               ---------            ---------                                  ---------


Evergreen                   5.99%                 5.32%                7.37%                6.35%                 4/14/87
Intermediate
Term Bond Fund
Class A shares

Short-Term                  7.24%                 N/A                  N/A                  5.95%                 4/16/93

--------------
(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total return during the periods would have been lower.

         Important information about Evergreen Intermediate Term Bond Fund is also contained in management's discussion of Evergreen Intermediate Term Bond Fund's performance, attached hereto as Exhibit D.

Management of the Funds

         The overall management of Evergreen Intermediate and of Short-Term is the responsibility of, and is supervised by, the Boards of Trustees of Evergreen Fixed Income Trust and Blanchard Funds, respectively.

Investment Advisers and Sub-Adviser

         Keystone Investment Management Company ("Keystone") serves as investment adviser to Evergreen Intermediate. Keystone has served as investment adviser to the Keystone family of mutual funds since 1932. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States. The Capital Management Group of FUNB, Evergreen Asset Management Corp. and Keystone manage the Evergreen Keystone family of mutual funds with assets of approximately $40 billion as of November 30, 1997. For further information regarding Keystone, FUNB and First Union, see "Management of the Funds - Investment Adviser" in the Prospectus of Evergreen Intermediate.

         Keystone manages investments, provides various administrative services and supervises the daily business affairs of Evergreen Intermediate subject to the authority of the Evergreen Fixed Income Trust's Board of Trustees. The Fund pays Keystone a fee for its services at the annual rate set forth below:


                                                  Average Aggregate Net Asset
                                                  Value of the Shares of the
Management Fee                    Income          Fund
-------------------------  ---------------------- ---------------------------
                           2.0% of Gross
                           Dividend and
                           Interest Income
                           plus
0.50% of the first                                $100,000,000 plus
0.45% of the next                                 $100,000,000 plus
0.40% of the next                                 $100,000,000 plus
0.35% of the next                                 $100,000,000 plus

                                               Average Aggregate Net Asset
                                               Value of the Shares of the
Management Fee                   Income        Fund
-------------------------  ------------------- ---------------------------
0.30% of the next                              $100,000,000 plus
0.25% of amounts over                          $500,000,000.


         Virtus serves as the investment adviser for Short-Term. As investment adviser, Virtus is responsible for providing or procuring for the Fund all management and administrative services. In carrying out its obligations, Virtus provides or arranges for investment research and supervision of the Fund's investments; selects and evaluates the performance of the Fund's sub- adviser (OFFITBANK); and conducts or arranges for a continuous program of appropriate sale or other disposition of the Fund's assets, subject at all times to the direction of the Board of Trustees. Virtus compensates OFFITBANK from the advisory fee received from Short-Term. See "Information Regarding the Interim Sub-Advisory Agreement." For its services as investment adviser, Virtus receives a fee at an annual rate of 0.75% of the Fund's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator

         Federated Administrative Services ("FAS") provides Short-Term with certain administrative personnel and services including shareholder servicing and certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of combined assets of the funds in the Blanchard/Virtus mutual fund family; 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.

Portfolio Management

         The portfolio manager of Evergreen Intermediate is Christopher C. Conkey. Mr. Conkey has served as Chief Investment Officer of Fixed Income for the past eleven months and as Head of the High Grade Bond Team of Keystone for the last three years. During the past five years at Keystone, Mr. Conkey has also served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds.

Distribution of Shares

     Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Intermediate's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Intermediate offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, shareholders of Short-Term will receive Class A shares of Evergreen Intermediate. Class A shares of Evergreen Intermediate have substantially similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares of Short-Term. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Intermediate shares acquired by shareholders of Short-Term pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class A shares of Evergreen Intermediate which will be received by Short-Term shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Intermediate Prospectus and the Short-Term Prospectus and in each Fund's respective Statement of Additional Information.

         Class A Shares. Class A shares are sold at net asset value plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial shares charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Intermediate. Holders of shares of Short-Term who receive Class A shares of Evergreen Intermediate in the Reorganization will be able to purchase additional Class A shares of Evergreen Intermediate and of any other Evergreen fund at net asset value. No initial sales charge will be imposed.

         Additional information regarding the classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related Expenses. Evergreen Intermediate has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.

         Short-Term has adopted a Rule 12b-1 plan with respect to its shares under which such shares may pay for distribution-related expenses at an annual rate of 0.25% of average daily net assets.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

     Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Evergreen Intermediate is $1,000 and the minimum investment for Short-Term is $3,000 ($2,000 for qualified pension plans). Short-Term has a minimum investment requirement of $200 for subsequent investments. There is no minimum for subsequent purchases of shares of Evergreen Intermediate. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Short-Term currently permits shareholders to exchange such shares for shares of another fund in the Blanchard Group of Funds or for Investment shares of other funds managed by Virtus. In addition, such shares may be exchanged for shares of Federated Emerging Market Fund. Holders of shares of a class of Evergreen Intermediate generally may exchange their shares for shares of the same class of any other Evergreen fund. Short-Term shareholders will be receiving Class A shares of Evergreen Intermediate in the Reorganization and, accordingly, with respect to shares of Evergreen Intermediate received by Short-Term shareholders in the Reorganization, the exchange privilege is limited to the Class A shares of other Evergreen funds. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.

Dividend Policy

         Each Fund declares dividends from its net investment income daily and distributes such dividends monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Short-Term who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Intermediate reinvested in shares of Evergreen Intermediate. Shareholders of Short-Term who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Intermediate in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Intermediate.

         Short-Term has qualified and intends to continue to qualify, and Evergreen Intermediate intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are comparable, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives.

         Evergreen Intermediate may invest up to 25% of its assets in high yield bonds. Short-Term may invest up to 35% of its assets in high yield bonds. High yield bonds are rated Ba or lower by Moody's Investors Service ("Moody's") and BB or lower by Standard & Poor's Ratings Group ("S&P") and are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The lower ratings reflect a greater possibility that real or perceived adverse changes in the financial condition of the issuer or in general economic conditions or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of principal and interest or to meet specific projected business forecasts or obtain additional financing. The values of high yield bonds fluctuate in response to changes in interest rates, and the secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, thereby affecting the market price of the security, the Fund's ability to dispose of a particular security and to obtain accurate market quotations for purposes of valuing its assets.

         Each Fund stresses earning income by investing in fixed income securities, which are interest rate sensitive. This means that their market values (and the Funds' share prices) will tend to vary inversely with changes in interest rates (i.e., decreasing when interest rates rise and increasing when interest rates fall). For example, if interest rates increase after a security is purchased, the security, if sold prior to maturity, may return less than its cost. Shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.

         In addition, to the extent that investments are made in debt securities other than U.S. government securities, or in derivatives or structured securities, such investments, despite favorable credit ratings, are subject to some risk of default.

         The Funds may also invest in derivatives. The market value of derivatives or structured securities may vary depending upon the manner in which the investments have been structured and may fluctuate much more rapidly and to a much greater extent than investments in other securities. As a result, the values of such investments may change at rates in excess of the rate at which traditional fixed income securities change.

         Evergreen Intermediate may not invest more than 5% of its assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. As a diversified portfolio under the 1940 Act, these restrictions apply to 75% of the assets of Evergreen Intermediate. However, since Short-Term is a non-diversified portfolio for purposes of the 1940 Act, these 5% restrictions apply to only 50% of the assets of Short-Term. The remaining 50% of the assets of Short-Term may be invested up to 25% in the securities of a single issuer. Nondiversification may increase investment risks.

         Both Funds may invest in foreign securities. Evergreen Intermediate may invest up to 50% of its assets in foreign securities. Short-Term may invest up to 25% of its assets in foreign securities, including up to 10% of its assets in securities of issuers located in emerging or developing markets countries. These debt obligations may include bonds, debentures, notes and short-term obligations. Investment in foreign securities generally entails more risk than investment in domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities; securities markets and trading may be less regulated; and the possibility of expropriation, confiscatory taxation, nationalization, establishment of price controls, political or social instability exists. Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less stable than those of developed countries. Investing in companies in emerging markets countries may involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

                                          REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 28, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Short-Term by various units of Signet and various unaffiliated parties. It is also expected that Signet, or its successors, will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a regular meeting held on September 16, 1997, the Board of Trustees of Blanchard Funds considered and approved the Reorganization as in the best interests of shareholders of Short-Term and determined that the interests of existing shareholders of Short-Term will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement and Interim Sub-Advisory Agreement with respect to Short-Term.

         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise Blanchard Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of Blanchard Funds and Virtus and the sub-advisory agreement between Virtus and OFFITBANK with respect to the Fund. Blanchard Funds have received an order from the SEC which permits Virtus and OFFITBANK to continue to act as Short-Term's investment adviser and sub-adviser, respectively, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 28, 1997) to the date of shareholder approval of a new investment advisory agreement and sub- advisory agreement. Accordingly, the Trustees considered the recommendations of Signet in approving the proposed Reorganization.

     In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Intermediate and Short-Term. Specifically, Evergreen Intermediate and Short-Term have substantially similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Short-Term with an Evergreen fund. As of September 30, 1997, Short-Term's net assets were approximately $134 million. Evergreen Intermediate has not yet commenced operations and, accordingly, has no net assets. It is expected, however, that on January 23, 1998, Evergreen Intermediate will acquire all of the assets of the Evergreen Intermediate Term Bond Fund II (formerly Evergreen Intermediate-Term Bond Fund) and the Evergreen (formerly Keystone) Intermediate Term Bond Fund. As of September 30, 1997, these two funds would have an aggregate of approximately $36 million in net assets after giving effect to the anticipated redemption by trust shareholders of Class Y shares of Evergreen Intermediate Term Bond Fund II.

         In addition, assuming that an alternative to the Reorganization would be to propose that Short-Term continue its existence and be separately managed by Keystone or one of its affiliates, Short-Term would be offered through common distribution channels with the substantially similar Evergreen Intermediate. Short-Term would also have to bear the cost of maintaining its separate existence. Signet and Keystone believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two substantially identical funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Keystone believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of Blanchard Funds met and considered the recommendation of Signet and Keystone and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests; (iii) expense ratios, fees and expenses of Evergreen Intermediate and Short-Term; (iv) the [comparative performance records of each of the Funds;] (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Keystone; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Short- Term in connection with the Reorganization; (x) the fact that Evergreen Intermediate will assume certain identified liabilities of Short-Term; and (xi) the expected federal income tax consequences of the Reorganization.

         The Trustees also considered the benefits to be derived by shareholders of Short-Term from the sale of its assets to Evergreen Intermediate. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Short-Term.

         In addition, the Trustees considered that there are alternatives available to shareholders of Short-Term, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Fixed Income Trust also concluded at a meeting on September 17, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Intermediate and that the interests of the shareholders of Evergreen Intermediate would not be diluted as a result of the transactions contemplated by the Reorganization.

                                     THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND
                                    THAT THE SHAREHOLDERS OF SHORT-TERM APPROVE
                                           THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Intermediate will acquire all of the assets of Short-Term in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Short- Term will endeavor to discharge all of its known liabilities and obligations. Evergreen Intermediate will not assume any liabilities or obligations of Short-Term other than those reflected in an unaudited statement of assets and liabilities of Short-Term prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Intermediate to be received by the shareholders of Short-Term will be determined by multiplying the respective outstanding class of shares of Short-Term by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Short-Term by the net asset value per share of the respective class of shares of Evergreen Intermediate. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Intermediate, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Intermediate, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Short-Term will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Short-Term will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Intermediate received by Short-Term. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Intermediate's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Intermediate due to the Fund's shareholders. All issued and outstanding shares of Short-Term, including those represented by certificates, will be canceled. The shares of Evergreen Intermediate to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Short- Term will be terminated. In connection with such termination, Blanchard Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Short-Term's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Short-Term's shareholders, the Plan may be terminated (a) by the mutual agreement of Short- Term and Evergreen Intermediate; or (b) at or prior to the Closing Date by either party
(i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Short-Term in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Short-Term or its shareholders. There are not any liabilities or any expected reimbursements in connection with the 12b-1 Plan of Short-Term. As a result, no 12b-1 liabilities will be assumed by Evergreen Intermediate following the Reorganization.

         If the Reorganization is not approved by shareholders of Short-Term, the Board of Trustees of Blanchard Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Short-Term will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of Short-Term solely in exchange for shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities, followed by the distribution of Evergreen Intermediate's shares by Short-Term in dissolution and liquidation of Short-Term, will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and Evergreen Intermediate and Short-Term will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Short-Term on the transfer of all of its assets to Evergreen Intermediate solely in exchange for Evergreen Intermediate's shares and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term or upon the distribution of Evergreen Intermediate's shares to Short-Term's shareholders in exchange for their shares of Short-Term;

         (3) The tax basis of the assets transferred will be the same to Evergreen Intermediate as the tax basis of such assets to Short-Term immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Intermediate will include the period during which the assets were held by Short-Term;

         (4) No gain or loss will be recognized by Evergreen Intermediate upon the receipt of the assets from Short-Term solely in exchange for the shares of Evergreen Intermediate and the assumption by Evergreen Intermediate of certain identified liabilities of Short-Term;

         (5) No gain or loss will be recognized by Short-Term's shareholders upon the issuance of the shares of Evergreen Intermediate to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Short-Term; and

         (6) The aggregate tax basis of the shares of Evergreen Intermediate, including any fractional shares, received by each of the shareholders of Short-Term pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Short-Term held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Intermediate, including fractional shares, received by each such shareholder will include the period during which the shares of Short-Term exchanged therefor were held by such shareholder (provided that the shares of Short-Term were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, shareholders of Short-Term would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Intermediate shares he or she received. Shareholders of Short-Term should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Intermediate. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Short-Term should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

Pro-forma Capitalization

     The following table sets forth the capitalizations of Evergreen Intermediate and Short-Term as of September 30, 1997 and the capitalization of Evergreen Intermediate on a pro forma basis as of that date, giving effect to the proposed acquisition of the assets of Evergreen Intermediate Term Bond Fund II and Evergreen (formerly, Keystone) Intermediate Term Bond Fund (see "Comparison of Fees and Expenses") along with the anticipated redemption by trust shareholders of Class Y shares of Evergreen Intermeditae Term Bond Fund II and the proposed acquisition of assets of Short-Term at net asset value. The pro forma data reflects an exchange ratio of approximately 0.34 Class A shares of Evergreen Intermediate issued for each share of Short-Term.

                                           Capitalization of Short-Term,
                                       Evergreen Intermediate and Evergreen
                                        Intermediate Term Bond (Pro Forma)


                                                                                             Evergreen
                                                                                             Intermediate
                                                                  Evergreen                  (After Reorgani-
                                       Short-Term                 Intermediate               zation)
                                       ---------                  --------                   ------------

Net Assets
   Shares                              $133,877,535               N/A                        N/A
   Class A........................     N/A                        $13,056,915                $146,934,450
   Class B........................     N/A                        $12,013,288                $12,013,288
   Class C........................     N/A                        $6,325,673                 $6,325,673
   Class Y........................     N/A                        $4,799,537                 $4,799,537
                                       ------------               ------------               -------------

                                                                                             Evergreen
                                                                                             Intermediate
                                                                  Evergreen                  (After Reorgani-
                                       Short-Term                 Intermediate               zation)
                                       ---------                  --------                   ------------
   Total Net
     Assets.......................     $133,877,535               $36,195,413                $170,072,948
Net Asset Value Per
Share
   Shares                              $3.04                      N/A                        N/A
   Class A........................     N/A                        $9.06                      $9.06
   Class B........................     N/A                        $9.07                      $9.07
   Class C........................     N/A                        $9.07                      $9.07
   Class Y........................     N/A                        $9.06                      $9.07
Shares
Outstanding
   Shares                              44,036,295                 N/A                        N/A
   Class A........................     N/A                        11,441,060                 16,217,035
   Class B........................     N/A                        1,324,063                  1,324,063
   Class C........................     N/A                        697,421                    697,421
   Class Y........................     N/A                        529,750                    529,750
                                       -----------                -----------                -----------
   All Classes....................     44,036,295                 3,992,294                 18,768,269

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of December 26, 1997 (the "Record Date"), there were shares of beneficial interest of Short-Term outstanding.

         As of October 31, 1997, the officers and Trustees of Blanchard Funds beneficially owned as a group less than 1% of the outstanding shares of Short-Term. To Short-Term's knowledge, no person owned beneficially or of record more than 5% of Short-Term's total outstanding shares as of October 31, 1997.

                           COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Intermediate can be found in the Prospectus of Evergreen Intermediate under the caption "Description of the Fund - Investment Objectives and Policies." The investment objective, policies and restrictions of Short-Term can be found in the Prospectus of the Fund under the caption "The Funds' Investment Objectives and Policies." Unlike the investment objective of Short-Term, which is fundamental, the investment objective of Evergreen Intermediate is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objectives of Evergreen Intermediate are to seek current income by investing primarily in a broad range of investment quality debt securities, and as a secondary objective, to seek to protect capital. Where appropriate, the Fund will take advantage of opportunities to realize capital appreciation.

         Evergreen Intermediate seeks current income by normally investing at least 80% of its assets in debt securities, including: U.S. Treasury bills, notes and bonds; mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued by private issuers; corporate debt securities; and commercial paper. The Fund's debt securities may also include fixed and adjustable rate or stripped bonds, debentures, notes, equipment trust certificates and debt securities convertible into or exchangeable for preferred or common stock. The Fund may also invest in units, which are debt securities with stock or warrants to buy stock attached, and preferred stock.

         Under ordinary circumstances, Evergreen Intermediate expects to invest at least 65% of its assets in bonds and debentures. The Fund will invest in securities that, at the time of investment, are rated within the four highest grades by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa, or by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A, and BBB), or if not rated or rated under a different system, are of comparable quality to obligations so rated, as determined by its investment adviser. The Fund may invest up to 25% of its assets in below-investment grade securities having a rating range of BB to CCC by s&P and Ba to Caa by Moody's or if unrated or rated under a different system believed by its investment adviser to be of comparable quality.

         The Fund may also invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

         The Fund currently expects that the dollar weighted average maturity of its investments will range from 3 to 7 years. However, the Fund may invest in securities with remaining maturities of ten years or fewer.

         Bonds which are rated BBB or Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and may have speculative characteristics.

         When the Fund buys securities, it will consider the ratings of Moody's, S&P and Fitch assigned to various debt securities as well as many other factors, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. The Fund will adjust its investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what it believes to be short-term differentials in market value or yield disparities.

         The Fund may invest up to 20% of its total assets under ordinary circumstances and when in its investment adviser's opinion market conditions warrant, up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade by S&P, P-1, the highest grade by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations which at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         The investment objective of Short-Term is to provide a high level of current income consistent with preservation of capital by investing primarily in a broad range of short-term debt securities. The Fund currently intends that the average maturity of its investments will be three years. However, the Fund retains the flexibility to increase average maturity to up to five years in times when abnormal market conditions warrant temporary measures.

         Under normal market conditions, at least 65% of Short-Term's assets will be invested in investment grade bonds. The Fund may invest up to 35% of its assets in lower-quality debt securities. The Fund will not invest in debt securities rated lower than Caa by Moody's and CCC by S&P, or, if unrated, of comparable quality in the opinion of the OFFITBANK. Short-Term may invest up to 20% of its assets in international fixed income securities. This category consists of obligations of foreign governments, their agencies and instrumentalities and other fixed income securities denominated in foreign currencies  or  composite  currencies  including:  debt  obligations  issued  or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; debt obligations of supranational entities; debt obligations of the U.S. government issued in non-dollar securities; and debt obligations and other fixed income securities of foreign and U.S. corporate issuers (non-dollar denominated). The Fund is not limited to purchasing debt securities rated at the time of purchase by Moody's or S&P.

         Short-Term may invest in any country where its investment adviser sees potential for high income. It presently expects to invest primarily in non-dollar denominated securities of issuers in the industrialized Western European countries; in Canada, Japan, Australia and New Zealand; and in Latin America. The Fund may also invest up to 10% of its assets in the fixed income securities of issuers in emerging markets countries.

         Each Fund may invest in certain types of derivatives including options and futures.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                             COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Fixed Income Trust and Blanchard Funds are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Fixed Income Trust is organized as a Delaware business trust and Blanchard Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Intermediate is a series of Evergreen Fixed Income Trust and Short-Term is a series of Blanchard Funds.

Capitalization

         The beneficial interests in Evergreen Intermediate are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The beneficial interests in Short-Term are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.

Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Short-Term was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Fixed Income Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Fixed Income Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Evergreen Fixed Income Trust. Accordingly, the risk of a shareholder of Evergreen Fixed Income Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Fixed Income Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Fixed Income Trust on behalf of Evergreen Intermediate nor Blanchard Funds on behalf of Short-Term is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Fixed Income Trust or Blanchard Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, a majority of the outstanding shares entitled to vote of each Fund constitutes a quorum for consideration of such matter. For Evergreen Intermediate and Short-Term, a majority of the votes cast and entitled to vote, is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Fixed Income Trust, each share of Evergreen Intermediate is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Short-Term, each share is entitled to one vote. Over time, the net asset values of the mutual funds which are each a series of Blanchard Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a fund which is a series of Blanchard Funds and which has a lower net asset value will purchase more shares and under current voting provisions of Blanchard Funds, have more votes, than the same investment in a Blanchard Funds' series with a higher net asset value. Under the Declaration of Trust of Evergreen Fixed Income Trust, voting power is related to the dollar value of a shareholder's investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of Evergreen Intermediate and Short-Term, the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Declaration of Trust of Blanchard Funds provides that no Trustee shall be liable for errors of judgment or mistakes of fact or law. No Trustee shall be subject to liability unless such Trustee is found to have acted in bad faith, with willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Declaration of Trust of Blanchard Funds provides that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Fixed Income Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

                INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Short-Term approve the Interim Advisory Agreement. The Merger became effective on November 28, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Short-Term, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management, is an indirect wholly-owned subsidiary of First Union. Virtus' address is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated July 12, 1995. As used herein, the Investment Advisory Agreement, as amended, for Short-Term is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Short-Term.

         The Trustees have authorized Blanchard Funds, on behalf of Short-Term, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 28, 1997. If the Interim Advisory Agreement for Short-Term is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Short-Term's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Advisory Agreement and the Previous Advisory
Agreement

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus is responsible for managing the Fund and overseeing the investment of its assets, subject at all times to the supervision of the Board of Trustees. Virtus selects, monitors and evaluates the Fund's sub-adviser. Virtus periodically reviews the sub-adviser's performance record and will make a change, if necessary, subject to approval of the Board of Trustees and shareholders.

         FAS currently acts as administrator of Short-Term. FAS will continue during the term of the Interim Advisory Agreement as Short-Term's administrator for the same compensation as currently received; except that on February 9, 1998, FAS' obligations to provide transfer agency services for Short-Term's shareholders will terminate and such services will be provided for the same fees by Evergreen Service Company. See "Summary Administrator."

     Fees and Expenses. The investment advisory fees and expense limitations for Short-Term under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub-Adviser."

         Expense Reimbursement. Virtus may, if it deems appropriate, assume expenses of the Fund or class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to the Fund, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, Blanchard Funds was required to pay or cause to be paid on behalf of the Fund, all of the Fund's expenses and the Fund's allocable share of Blanchard Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to Blanchard Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Short-Term (as defined in the 1940 Act) or by a vote of the Trustees of Blanchard Funds on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to Blanchard Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Short-Term's Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.

     For the fiscal year ended September 30, 1997 and the period from May 1, 1996 to September 30, 1996, Virtus received from Short-Term management fees of $1,095,713 and $71,788, respectively, of which $129,528 and $71,788, respectively, were voluntarily waived. For the fiscal year ended April 30, 1996, the Fund's investment management fee paid to Virtus and the prior manager was $162,655, all of which was voluntarily waived. Signet acts as custodian for Short-Term and received $48,762 for the fiscal year ended September 30, 1997. Signet will continue to act as Short-Term's custodian during the term of the Interim Advisory Agreement.

         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                       THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND THAT
                         THE SHAREHOLDERS OF SHORT-TERM APPROVE THE
                                 INTERIM ADVISORY AGREEMENT

                  INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Short-Term approve the Interim Sub-Advisory Agreement. Such Agreement became effective on November 28, 1997. Pursuant to an order from the SEC, all fees payable under the Interim Sub-Advisory Agreement will be placed in escrow and paid to OFFITBANK if shareholders approve the contract within 120 days of its effective date. The Interim Sub-Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Sub-Advisory Agreement are essentially the same as the Previous Sub-Advisory Agreement (as defined below). The only difference between the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, if approved by shareholders, is the length of time the Agreement is in effect. A description of the Interim Sub-Advisory Agreement pursuant to which OFFITBANK continues as the investment sub-adviser to Short-Term, as well as the services to be provided by OFFITBANK pursuant thereto, is set forth below under "Sub-Advisory Services." The description of the Interim Sub-Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Sub-Advisory Agreement, attached hereto as Exhibit C.

         OFFITBANK, 520 Madison Avenue, New York, New York 10022 has served as investment adviser to Short-Term pursuant to a Sub-Advisory Agreement, dated July 12, 1995. OFFITBANK, a New York State chartered trust bank, is the continuation of the business of Offit Associates, Inc., a registered investment adviser founded in December, 1982. The firm converted to a trust bank in July, 1990. The core business of OFFITBANK is portfolio management for institutions, non-profit organizations and wealthy family groups. OFFITBANK specializes in fixed income management and offers its clients a complete range of fixed income investments in capital markets throughout the world. As of July 31, 1997, OFFITBANK had in excess of $8 billion in assets under management. Jack D. Burks, Managing Director of OFFITBANK, has over 10 years of experience in Fixed Income Portfolio Management and is responsible for the day-to-day management of the Fund's portfolio. See "Summary Investment Advisers and Sub-Adviser." As used herein, the Sub-Advisory Agreement for Short-Term is referred to as the "Previous Sub-Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Sub-Advisory Agreement for Short-Term.

         The Trustees have authorized Blanchard Funds, on behalf of Short-Term, to enter into the Interim Sub-Advisory Agreement with Virtus and OFFITBANK. Such Agreement became effective on November 28, 1997. If the Interim Sub- Advisory Agreement for Short-Term is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Short- Term's investment sub-advisory arrangements at that time. The Previous Sub- Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement

         Sub-Advisory Services. The management and advisory services to be provided by OFFITBANK under the Interim Sub-Advisory Agreement are identical to those currently provided by OFFITBANK under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement, OFFITBANK supervised the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of Virtus and the policies and control of Blanchard Funds' Board of Trustees.

         Fees and Expenses. The investment sub-advisory fees under the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement are identical. As compensation for its sub-advisory services under the Previous Sub-Advisory Agreement OFFITBANK was paid by Virtus a monthly fee at the annual rate of 0.30% of the first $25 million of the Fund's average daily net assets; plus 0.25% of the Fund's average daily net assets in excess of $25 million but less than $50 million; plus 0.20% of the Fund's average daily net assets in excess of $50 million.

         The fee paid to OFFITBANK by Virtus for the fiscal year ended September 30, 1997 was $329,690. The fee paid to OFFITBANK by Virtus for the period from May 1, 1996 through September 30, 1996 was $154,199. The fee paid to OFFITBANK by the prior manager and by Virtus for the fiscal year ended April 30, 1996 was $101,549.

         The name and address of the principal executive officers and directors of OFFITBANK are set forth in Appendix B to this Prospectus/Proxy Statement.

         Limitation of Liability. The Previous Sub-Advisory Agreement provided that in the absence of willful misfeasance, bad faith or gross negligence on the part of OFFITBANK or reckless disregard by OFFITBANK of its duties under the Agreement, OFFITBANK shall not be liable to Virtus, Blanchard Funds or to any shareholder of Blanchard Funds for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may sustained in the purchase, holding or sale of any security. The Interim Sub-Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Sub-Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Short-Term (as defined in the 1940 Act) or by a vote of a majority of Blanchard Funds' entire Board of Trustees on 60 days' written notice to OFFITBANK or by Virtus or OFFITBANK on 60 days' written notice to the other party to the Agreement. Also, the Interim Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Sub-Advisory Agreement contained identical provisions as to termination and assignment.

         The Board of Trustees considered the Interim Sub-Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Sub-Advisory Agreement and the terms of the Previous Sub-Advisory Agreement.

                                  THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND THAT
                                    THE SHAREHOLDERS OF SHORT-TERM APPROVE THE
                                          INTERIM SUB-ADVISORY AGREEMENT

                                              ADDITIONAL INFORMATION

         Evergreen Intermediate. Information concerning the operation and management of Evergreen Intermediate is incorporated herein by reference from the Prospectus dated November 10, 1997, a copy of which is enclosed, and Statement of Additional Information dated November 10, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Intermediate at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343- 2898.

         Short-Term. Information about the Fund is included in its current Prospectus dated August 31, 1997 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Short-Term at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.

         Evergreen Intermediate and Short-Term are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                                     VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Blanchard Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Short-Term on or about January 5, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement, FOR the Interim Sub-Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement and the Interim Sub-Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding votes securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Blanchard Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby, FOR approval of the Interim Advisory Agreement and FOR approval of the Interim Sub-Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of Keystone or Signet, their affiliates or other representatives of Short-Term (who will not be paid for their soliciting activities). Shareholders Communications Corporation has been engaged by Short-Term to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of Blanchard Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Intermediate which they receive in the transaction at their then-current net asset value. Shares of Short-Term may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Short-Term may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Short-Term does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Blanchard Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Intermediate are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Short-Term whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                         FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen (formerly, Keystone) Intermediate Term Bond Fund as of June 30, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
         The financial statements and financial highlights of Short-Term incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of Short-Term for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                                   LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Intermediate will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                                  OTHER BUSINESS

         The Trustees of Blanchard Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT.

January 5, 1998

                                                    APPENDIX A

         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:


OFFICERS:


Name                                     Address
----                                     -------
Tanya Orr Bird                           Virtus Capital Management, Inc.
                                         707 East Main Street
                                         Suite 1300
                                         Richmond, Virginia 23219
Josie Clemons Rosson                     Virtus Capital Management, Inc.
                                         707 East Main Street
                                         Suite 1300
                                         Richmond, Virginia 23219


DIRECTORS:


Name                                    Address
----                                    -------
Tanya Orr Bird                          Virtus Capital Management, Inc.
                                        707 East Main Street
                                        Suite 1300
                                        Richmond, Virginia 23219

                                                    APPENDIX B

         The names and addresses of the principal executive officers and directors of OFFITBANK are as follows:

OFFICERS AND DIRECTORS:

Name                                     Address
----                                     -------
Leslie F.B. Ashburner                    OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Albert C. Bellas                         OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Jack D. Burks                            OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Carolyn N. Dolan                         OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
John H. Haldeman, Jr.                    OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Richard M. Johnston                      OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Wallace Mathai-Davis                     OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Morris W. Offit                          OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Stephen T. Shapiro                       OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022
Stephen B. Wells                         OFFITBANK
                                         520 Madison Avenue
                                         New York, New York 10022

                                                               EXHIBIT A

                                       AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 26th day of November, 1997, by and between the Evergreen Fixed Income Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to the Evergreen Intermediate Term Bond Fund series (the "Acquiring Fund"), and Blanchard Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, with respect to its Blanchard Short-Term Flexible Income Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Blanchard Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                                     ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
         THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein shall require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                                    ARTICLE II

                                                     VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                                    ARTICLE III

                                             CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Blanchard Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                                    ARTICLE IV

                                          REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Blanchard Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2.1 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at June 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since June 30, 1997 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940

Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         4.2.2 REPRESENTATIONS OF PREDECESSOR FUND. The representations and warranties set forth in Section 4.2.1 shall be deemed to include, to the extent applicable, representations and warranties made by and on behalf of Keystone Intermediate Term Bond Fund (the "Predecessor Fund"), a Massachusetts business trust, as of the date hereof. The Acquiring Fund shall deliver to the Selling Fund a certificate of the Predecessor Fund of even date making the representations set forth in Section 4.2.1 with respect to the Predecessor Fund to the extent applicable to the Predecessor Fund as of the date hereof.

                                                     ARTICLE V

            COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Blanchard Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG Peat Marwick LLP and certified by Blanchard Funds' President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the
"Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG Peat Marwick LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable. No shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Blanchard Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

         6.4 The acquisition of the assets of the Predecessor Fund by the Acquiring Fund shall have been completed prior to the Closing Date.

                                    ARTICLE VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Blanchard Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Blanchard Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Blanchard Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement, as set forth under the caption

"Information Regarding the Interim Sub-Advisory Agreement" and the description of voting requirements applicable to approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

         7.3.2 The Acquiring Fund shall have received on the closing Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of the Blanchard Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of

Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                    ARTICLE VIII

           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Blanchard Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(D) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Blanchard Funds responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirement of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement were prepared based on the valuation of the Selling Fund's assets in accordance with the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (e) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.






                                                    ARTICLE IX

                                                     EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                                     ARTICLE X

                                     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                                    ARTICLE XI

                                                    TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Blanchard Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                                    ARTICLE XII

                                                    AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                                   ARTICLE XIII

                  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                               LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Blanchard Funds or the Evergreen Equity Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Blanchard Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Blanchard Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Blanchard Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Blanchard Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                               EVERGREEN FIXED INCOME TRUST
                               ON BEHALF OF EVERGREEN INTERMEDIATE
                               TERM BOND FUND
                               By:

                               Name:

                               Title:



                               BLANCHARD FUNDS
                               ON BEHALF OF BLANCHARD SHORT-TERM FLEXIBLE
                               INCOME FUND
                               By:

                               Name:

                               Title:

                                                        EXHIBIT B

                               BLANCHARD FUNDS

                         INTERIM MANAGEMENT CONTRACT

         This Contract is made this 22nd day of November, 1997 between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Manager"), and Blanchard Funds, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

         WHEREAS the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

         WHEREAS Manager is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

         1. The Trust hereby appoints Manager as manager for each of the portfolios ("Funds") of the Trust which executes an exhibit to this Contract, and Manager accepts the appointments. Subject to the direction of the Trustees of the Trust, Manager shall provide or procure on behalf of each of the Funds all management and administrative services. In carrying out its obligations under this paragraph, the Manager shall; (i) provide or arrange for investment research and supervision of the investments of the Funds; (ii) select and evaluate the performance of each Fund's Portfolio Sub-Adviser; (iii) select and evaluate the performance of the Administrator; and (iv) conduct or arrange for a continuous program of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Manager, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

         3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for management services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Trust, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

         4. Each of the Funds shall pay to Manager, for all services rendered to each Fund by Manager hereunder, the fees set forth in the exhibits attached hereto.

         5. If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees but excluding distribution fees, taxes, interest and extraordinary expenses and certain other excludable expenses, would exceed the most restrictive expense limits imposed by any statute or regulatory authority of any jurisdiction in which Shares of the Fund are offered for sale Manager shall reduce its management fee in order to reduce such excess expenses, but will not be required to reimburse the Fund for any ordinary business expenses which exceed the amount of its management fee for such fiscal year. The amount of any such reduction is to be borne by the Manager and shall be deducted from the monthly management fee otherwise payable to the Manager during such fiscal year. For the purposes of this paragraph, the term "fiscal year" shall exclude the portion of the current fiscal year which shall have elapsed prior to the date hereof and shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Agreement.

         6. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

         7. The Manager may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Manger may, by notice to the Fund, voluntarily declare to be effective.

         8. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated as of November 20, 1997 with respect to each Fund or for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Manager shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Trustees as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of the Contract by the Trustees and thereafter for successive periods of one year, subject to approval as described above.

         9. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Manager.

         10. This Contract may not be assigned by Manager and shall automatically terminate in the event of any assignment. Manager may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

         11. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Manager, Manager shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

         12. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust) cast in person at a meeting called for that purpose, and where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         13. The Manager acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Manager agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Manager to produce sales literature for the Trust (or any Fund). The Trust agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Manager of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

         14. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, or any of the officers, employees, agents or shareholders of the Trust individually but are binding only upon the assets and property of the Trust. Notice is also hereby given that the obligations pursuant to this instrument of a particular Fund and of the Trust with respect to that particular Fund shall be limited solely to the assets of that particular Fund.

         15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                  EXHIBIT A
                                   to the
                             Management Contract

                        Blanchard Global Growth Fund
                       Blanchard Flexible Income Fund
                       Blanchard Short-Term Bond Fund
                    Blanchard Flexible Tax-Free Bond Fund
                       Blanchard Growth & Income Fund

         For all services rendered by Manager hereunder, the above-named Funds of the Trust shall pay to Manager and Manager agrees to accept as full compensation for all services rendered hereunder, an annual management fee equal to the following percentage ("the applicable percentage") of the average daily net assets of each Fund


Name of Fund                               Percentage of Net Assets
Blanchard Global Growth Fund               1% of the first $150 million of
                                           average   daily   net
                                           assets,  .875% of the
                                           Fund's  average daily
                                           net  assets in excess
                                           of $150  million  but
                                           not  exceeding   $300
                                           million  and  .75% of
                                           the  Fund's   average
                                           daily  net  assets in
                                           excess     of    $300
                                           million.
Blanchard Flexible Income Fund             .75%
Blanchard Growth & Income Fund             1.10% of the Fund's average daily net
                                           assets, .40% of which, which would
                                           otherwise be received by Manager and
                                           paid to the Chase Manhattan Bank,
                                           N.A. ("Chase") for portfolio advisory
                                           services, shall be paid to Chase
                                           directly by the Fund under a separate
                                           investment advisory agreement between
                                           Chase and the Fund.
Blanchard Short-Term Bond Fund             .75%
Blanchard Flexible Tax-Free Bond Fund      .75%


         The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Manager daily except for the Blanchard Growth & Income Fund which shall be paid to Manager monthly.


         Witness the execution hereof this 22nd day of November, 1997.

Attest:                                   Virtus Capital Management, Inc.


________________________                  By: ___________________________
         Secretary                                 Executive Vice President



Attest:                                   Blanchard Funds


________________________                  By: ____________________________
         Assistant Secretary                                Vice President

                                                                   EXHIBIT C

                         INTERIM SUB-ADVISORY AGREEMENT

         THIS AGREEMENT is made this 22nd day of November, 1997 by and between VIRTUS CAPITAL MANAGEMENT, INC., a Maryland corporation (the "Manager"), and OFFITBANK, a New York banking corporation (the "Sub-Adviser" or "OFFITBANK") with respect to the following recital of fact:

                                                   R E C I T A L

         WHEREAS, Blanchard Funds (the "Trust") is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder; and

         WHEREAS, the Sub-Adviser is a New York banking corporation and engages in the business of acting as an investment adviser; and

         WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

         WHEREAS, the Trust offers shares in one series called the Blanchard Flexible Income Fund (such series, being referred to as the "Fund"); and

         WHEREAS, the Trust and the Manager have entered into an agreement of even date herewith to provide for management services for the Fund on the terms and conditions set forth therein (the "Interim Management Agreement"); and

         WHEREAS, OFFITBANK proposes to render investment advisory services to the Manager in connection with the Manager's responsibilities to the Fund's portfolio on the terms and conditions hereinafter set forth.

         NOW  THEREFORE,   in  consideration  of  the  mutual  covenants  herein
contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto agree as follows:

         1. Investment Management. OFFITBANK shall act as a Sub-Adviser for the Fund and shall, in such capacity, supervise the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of the Manager and the policies and control of the Trust's Board of Trustees. OFFITBANK shall give the Fund the benefit of its best judgment, efforts and facilities in rendering its services as Sub-Adviser.

         2.  Investment  Analysis  and  Implementation.   In  carrying  out  its
obligation under paragraph 1 hereof, the Sub-Adviser shall:

               a. use the same skill and care in providing such service as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  b. obtain and evaluate pertinent information about significant developments and economics, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund's portfolio and whether concerning the individual issuers whose securities are included in the Fund's portfolio or the activities in which the issuers engage, or with respect to securities which the Sub-Adviser considers desirable for inclusion in the Fund's portfolio;

               c. determine which issuers and securities shall be represented in the Fund's portfolio and regularly report thereon to the Trust's Board of Trustees;

                  d. formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Trust's Board of Trustees;

                  e. be authorized to give instructions to the custodian and/or sub-custodian of the Fund appointed by the Trust's Board of Trustees, as to deliveries of securities, transfers of currencies and payments of cash for the account of the Fund, in relation to the matters contemplated by this Agreement; and

                  f. take, on behalf of the Fund, all actions which appear to the Trust and the Manager necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including the placing of orders for the purchase and sale of securities for the Fund and the prompt reporting to the Manager of such purchases and sales.

         3. Broker-Dealer Relationships. The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund's portfolio, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees may determine, the Sub- Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to its other clients as to which it exercises investment discretion. Subject to such policies as the Board of Trustees may determine, the Sub-Adviser will purchase and sell foreign currency contracts and other securities for the Fund. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to any affiliated broker-dealer of the Fund or to such brokers and dealers who also provide research or statistical material, or other services to the Fund, the Manager or the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         4. Control by Board of Trustees. Any investment program undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Fund pursuant thereto, shall at all times be subject to any directives of the Board of Trustees of the Trust. The Manager shall provide the Sub-Adviser with written notice of all such directives, so long as this Agreement remains in effect.

         5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times conform to:

               a.       all applicable provisions of the 1940 Act;

               b. the provisions of the Registration Statement of the Trust under the Securities Act of 1933 and the 1940 Act; and

               c. any other applicable provisions of state and federal law.

         6. Expenses. The Sub-Adviser shall maintain, at its expense and without cost to the Manager or the Fund, a trading function in order to carry out its obligations under subparagraph (f) of paragraph 2 hereof to place orders for the purchase and sale of portfolio securities for the Fund.

         7. Delegation of Responsibilities. Upon request of the Manager and with the approval of the Trust's Board of Trustees, the Sub-Adviser may perform services on behalf of the Fund which are not required by this Agreement. Such services will be performed on behalf of the Fund and the Sub- Adviser's cost in rendering such services may be billed monthly to the Manager, subject to examination by the Manager's independent accountants. Payment or assumption by the Sub-Adviser of any Fund expense that the Sub- Adviser is not required to pay or assume under this Agreement shall not relieve the Manager or the Sub-Adviser of any of their obligations to the Fund or obligate the Sub-Adviser to pay or assume any similar Fund expense on any subsequent occasions.

     8. Compensation. For the services to be rendered and the facilities furnished hereunder, the Manager shall pay the Sub-Adviser a monthly fee at the annual rate of .30% of the Fund's first $25 million of average daily net assets; plus .25% of the Fund's average daily net assets in excess of $25 million but less than $50 million; plus .20% of the Fund's average daily net assets in excess of $50 million. Compensation under this Agreement shall be calculated and accrued daily and the amounts of the daily accruals shall be paid monthly. The compensation paid to the Sub-Adviser will not be reduced by the amount of brokerage commissions received by the Sub-Adviser or its affiliated broker-dealer pursuant to Section 17(e)(2) of the 1940 Act. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. Payment of the Sub- Adviser's compensation for the preceding month shall be made as promptly as possible after the end of each month.

         9. Exclusivity. OFFITBANK agrees that it will not render advisory or sub-advisory services to any other similar publicly offered no-load or low- load open-end investment company registered with the Securities and Exchange Commission while this Agreement is in effect. In the event of the termination of this Agreement by the Sub-Adviser such exclusivity shall continue for a period of [ ] months from the effective date of such termination. For the purposes of this Agreement, low-load shall be defined as a sales charge of 3% or less. The Sub-Adviser, however, shall be free to render investment advisory or other services to others (including unit trusts and registered investment companies other than no load or low load investment companies) and to engage in other activities, so long as its services under this Agreement are not impaired thereby.

         10. Term. This Agreement shall become effective at the close of business on the date hereof and shall remain in force and effect until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated November 20, 1997 with respect to the Fund or for an initial term of two years, and shall remain in effect thereafter if approved in the manner set forth in Section 10 hereof.

         11. Renewal. Following the expiration of its initial two year term, this Agreement shall continue in force and effect from year to year, provided that such continuance is specifically approved at least annually:

               a. (i) by the Trust's Board of Trustees or (ii) by the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), and

                  b. by the affirmative vote of a majority of the Trustees who are not parties to this agreement or interested persons of a party to this Agreement (other than as a Trustee of the Trust), by votes cast in person at a meeting specifically called for such purpose.

         12. Termination. This Agreement may be terminated at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), or by the Manager or the Sub- Adviser, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate: (a) in the event of its assignment, the term "assignment" having the meaning defined in Section 2(a)(4) of the 1940 Act, or (b) in the event that the Interim Management Agreement between the Fund and the Manager shall terminate.

         13. Liability of the Sub-Adviser. In the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or its officers, directors or employees, or reckless disregard by the Sub-Adviser of its duties under this Agreement, the Sub-Adviser shall not be liable to the Manager, the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         14. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Manager for this purpose shall be 707 East Main Street, Suite 1300, Richmond, Virginia 23219, that of the Trust for this purpose shall be Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, and the address of the Sub-Adviser for this purpose shall be 520 Madison Avenue, New York, New York 10022.

         15. Questions of Interpretation. Any questions of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such courts, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to said Act. In addition, where the effect of a requirement of the 1940 Act reflected in a provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first above written.

Attest:                                        OFFITBANK

                                               By
Title: Managing Director                       Title: Managing Director


Attest:                                        VIRTUS CAPITAL MANAGEMENT, INC.

                                               By
Title: Senior Vice President                   Title: Senior Vice President




                                    KEYSTONE
                           INTERMEDIATE TERM BOND FUND
(logo and picture of stars)
                                FUND-AT-A-GLANCE
                              As of June 30, 1997

     ONE YEAR PERFORMANCE       CLASS A        CLASS B      CLASS C
One year with sales charge        5.30  %        3.17  %      7.06  %
One year w/o sales charge         8.83  %        8.17  %      8.06  %
One year dividends per share      52.0 (cents)  46.3(cents)  46.3  (cents)
30-day SEC Yield
  (as of 6/30/97)                 5.82  %        5.25  %      5.26  %


AVERAGE
ANNUAL RETURNS**                CLASS A   CLASS B  CLASS C
Three years                       6.34  %  5.82  %  6.67  %
Five years                        5.89  %   N/A      N/A
Ten years                         6.56  %   N/A      N/A
Since Inception*                   N/A     4.61  %  4.96  %

CUMULATIVE RETURNS**            CLASS A   CLASS B  CLASS C
Eleven months w/o sales charge    8.40  %  7.81  %  7.70  %
Three years                      20.24  % 18.51  % 21.38  %
Five years                       33.11  %   N/A      N/A
Ten years                        88.72  %   N/A      N/A
Since Inception*                   N/A    22.01  % 23.80  %

 * CLASSES B AND C BEGAN 2/1/93.
** ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE. FOR CLASSES WITH
   MORE THAN A 10-YEAR HISTORY, THE 10-YEAR HISTORY IS PRESENTED.

PORTFOLIO CHARACTERISTICS
Total Net Assets (all classes)  $29.0 million
Average Credit Quality          AA-
Average Maturity                6.3 years
Duration                        4.6 years

PORTFOLIO QUALITY                                                  JUNE 30, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)
(A pie graph appears here. See table below for plot points.)

BBB 18%
A   32%
AAA 38%
AA  12%


PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Keystone Intermediate Term Bond Fund seeks current income and, secondarily, capital preservation from investments in investment grade and high quality bonds.

STRATEGY
The Fund is designed to balance the benefits of short-and long-term bonds, by providing more income than short-term bonds and greater price stability than long-term bonds. The Fund invests primarily in government and corporate bonds and mortgage-backed securities with maturities of less than 10 years.

PORTFOLIO MANAGER

(photo of         Christopher P. Conkey, Senior Vice President and Chief
 Christopher      Investment Officer, Fixed Income, of Keystone Investment
 P. Conkey)       Management Company, is Portfolio Manager of Keystone
                  Intermediate Term Bond Fund. An investment professional with more than 14 years' experience, Mr. Conkey also is Portfolio
                  Manager of Keystone Diversified Bond Fund (B-2). Mr. Conkey joined Keystone in 1988 from Constitution Capital, where he was a Vice President. A Chartered Financial Analyst, Mr.
                  Conkey is a member of the Government Bond Club of New England and the Bond Analysts Society of Boston. He is a graduate of Clark University and received his M.B.A. from Boston
                  University.

                                     KEYSTONE
                           INTERMEDIATE TERM BOND FUND  (logo and picture
                                                             of stars)
                                 MANAGEMENT REPORT
                                    August 1997

Dear Shareholder:
We are pleased to report to you on the Keystone Intermediate Term Bond Fund for the fiscal period that ended on June 30, 1997. This report is an annual report, reflecting the new fiscal year ending date of June 30, replacing the former fiscal year ending each July 31.

PERFORMANCE

Your Fund performed very well during the past year. In an environment of moderate economic growth, modest inflation, and relatively stable interest rates, your Fund was able to take advantage of opportunities among better quality corporate bonds and mortgage-backed securities to provide generous income consistent with limited price fluctuation.

ENVIRONMENT

During the past year, the U.S. economy enjoyed healthy economic growth and low inflation. If one were to look at interest rates at the beginning and end of the year, despite some near-term volatility one would see remarkable stability in rates. For example, the yield on a 30-year Treasury bond was 6.78% on June 30, just slightly below the 6.97% of July 31, 1996. This was an environment in which corporate bonds tended to do very well, as credit risk was low because of the overall strength of the economy.

STRATEGY

In the relatively stable interest rate environment of the past year, your Fund did not try to manage the portfolio maturities significantly in an effort to anticipate the direction of interest rate movements. Rather, the portfolio management team has searched for relative value among the various sectors in which the Fund invests.

Your Fund took advantage of the strong economy to increase its emphasis on high grade and investment grade corporate bonds and mortgage-backed securities, while de-emphasizing U.S. Treasuries. Between December 31, 1996 and June 30, 1997, for example, the allocation to U.S. government bonds in the portfolio was reduced from 21% to 9% of net assets, while the allocation to industrial bonds was increased from 13% to 16% and the allocation to collateralized mortgage obligations was increased from 21% to 28%.

The Fund also has increased its allocation to foreign securities from 9% on December 31, 1996 to approximately 24% at the end of the fiscal year. The foreign emphasis was increased to take advantage of the yield advantage of foreign bonds and to give the portfolio greater diversification. The Fund, which has hedged all foreign securities back into the U.S. dollar to protect against currency fluctuations, has invested in government bonds issued in Canada, Denmark and Germany. All three countries are enjoying low inflation and benefiting from sound fiscal policies.


PORTFOLIO COMPOSITION                                              JUNE 30, 1997
(AS A PERCENTAGE OF NET ASSETS)
(A pie graph appears here. See table below for plot points)

Repurchase agreements and other net assets  2.2%
U.S Government                              8.8%
Financial Corp.                            15.3%
Industrial Corp.                           15.9%
International/U.S.$                        15.4%
International/non-U.S.$*                    8.8%
Mortgage-backed                            27.5%
Asset-backed                                6.1%



* NON-U.S.-DOLLAR-DENOMINATED BONDS WERE FULLY HEDGED BACK INTO U.S. CURRENCY.

 PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.


OUTLOOK

We believe the economy may increase its growth rate in the third quarter of 1997 after the apparent slowdown of the second, with gross domestic product growing at an anticipated annualized rate of 2 1/2-to-3% during the second half of the year. At the same time, we believe inflation can be contained within the present 2 1/2-to-3% range, and that interest rates will remain stable. We will continue, however, to monitor wage costs very closely to watch for early signs of inflation. With this favorable outlook, we anticipate a continued emphasis on corporate and mortgage-backed securities for at least the next several months.

Thank you for your support of Keystone Intermediate Term Bond Fund.

Sincerely,

/s/ALBERT H. ELFNER, III
ALBERT H. ELFNER, III
CHAIRMAN
Keystone Investment Management Company

/s/CHRISTOPHER P. CONKEY
CHRISTOPHER P. CONKEY
SENIOR VICE PRESIDENT
CHIEF INVESTMENT OFFICER, FIXED INCOME

                          STATEMENT OF ADDITIONAL INFORMATION

                             Acquisition of the Assets of

                       BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND

                                      a Series of

                                    BLANCHARD FUNDS
                               Federated Investors Tower
                          Pittsburgh, Pennsylvania 15222-3779
                                    (800) 829-3863

                           By and In Exchange For Shares of

                         EVERGREEN INTERMEDIATE TERM BOND FUND
                                      a Series of
                             EVERGREEN FIXED INCOME TRUST
                                  200 Berkeley Street
                             Boston, Massachusetts  02116
                                    (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Blanchard Short-Term Flexible Income Fund ("Short-Term"), a series of Blanchard Funds, to Evergreen Intermediate Term Bond Fund ("Evergreen Intermediate"), in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Intermediate, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1)      The   Statement  of   Additional   Information   of  Evergreen
                  Intermediate   dated  November  10,  1997;  (To  be  filed  by
                  amendment)

         (2) The Statement of Additional Information of Short-Term dated August 31, 1997; (To be filed by amendment)

         (3) Annual Report of Short-Term for the year ended September 30, 1997; (To be filed by amendment)

         (4)      Annual  Report  of  Evergreen   Intermediate  Term  Bond  Fund
                  (formerly known as Keystone Intermediate Term Bond Fund) for the year ended June 30, 1997; (To be filed by amendment) and

          (5) Pro Forma Combining Financial Statements (unaudited) dated June 30, 1997.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Intermediate and Short-Term dated January 5, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Intermediate or Flexible Income at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 5,
1998.

Evergreen Intermediate Term Bond Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
SCHEDULE OF INVESTMENTS (000's omitted)
June 30, 1997

                                                             Evergreen IntermediateBlanchard Short-Term    Pro Forma
                                                             Term Bond Fund        Flexible Income Fund    Combined
                                                      Maturity         Market               Market                      Market
                                            Coupon      Date  Principal Value      Principal Value   AdjustmPrincipal    Value
Asset-Backed Securities -1.0%
Southern Pacific Secured Assets Corp.          7.60%  10/25/27  1,000     1,002                             1,000        $1,002
U.S. Home Equity Loan Asset Backed             9.13   4/15/21     750       753                               750           753
Total Asset-Backed Securities (Cost $1,748)                               1,755                                           1,755

Corporate Bonds and Notes-28.7%
Aerospace/Defense - 0.7%
Sequa Corp.                                    8.75   12/15/01                 $      500       512           500           512
UNC Inc.                                       9.13   7/15/03                         700       740           700           740
                                                                                              1,252                       1,252
Airlines - 0.1%
US Air Inc.                                    9.80   1/15/00                         200       208           200           208

Banks - 0.1%
Cenfed Financial Corp ., Senior
Debenture (a)                                 11.17  12/15/01      8           8                                8              8
Harris Bancorp.                                9.38    6/1/01     12          13                               12             13
Nations Bank Corp.                             8.13   6/15/02     31          33                               31             33
NBD Bank N.A., Subordinated Note               8.25   11/1/24     62          69                               62             69
                                                                             123                                             123

Chemicals -1.9%
Borden Chemicals & Plastics Operating
Limited Partnership                            9.50    5/1/05                         500       528           500           528
Harris Chemical North America                 10.25    7/15/01                        500       519           500           519
ISP Holdings Inc.                              9.00   10/15/03                        300       312           300           312
Kaiser Aluminum & Chemical Group               9.88   2/15/02                         500       516           500           516
SIFTO Canada Inc.                              8.50   7/15/00                         600       606           600           606
Uniroyal Chemical Corp.                        9.00    9/1/00                         700       730           700           730
                                                                                              3,211                       3,211
Consumer Related - 3.0%
Chiquita Brands International                  9.63   1/15/04                         750       800           750           800
HMH Properties, Inc.                           9.50   5/15/05                         800       836           800           836
Revlon Consumer Products Corp.                 9.38    4/1/01                       1,000     1,033         1,000         1,033
RJR Nabisco, Inc.                              8.75   7/15/07                       2,460     2,496         2,460         2,496
                                                                                              5,165                       5,165
Containers-Paper/Plastic - 1.0%
Container Corp. of America                    11.25    5/1/04                         500       550           500           550
Gaylord Container Corp.                       11.50   5/15/01                         700       738           700           738
Sea Containers  Ltd,                           9.50    7/1/03                         500       521           500           521
                                                                                              1,809                       1,809
Diversified -0.3%
Belo (A. H.) Corporation                       7.13    6/1/07     500       496                                500          496

Entertainment - 3.0%
Caesars World, Inc.                            8.88   8/15/97                       1,000     1,035         1,000         1,035
Harrah's Operations, Inc.                      8.75   3/15/00                       1,000     1,033         1,000         1,033
Station Casions, Inc.                          9.63    6/1/03                         900       896           900           896
Time Warner, Inc.                              9.63    5/1/02                       1,000     1,107         1,000         1,107
Trump Hotels & Casino Resorts, Inc.          11.25     5/1/06                         600       588           600           588
Viacom, Inc.                                   8.00    7/7/06                         500       485           500           485
                                                                                              5,144                       5,144
Finance & Banking - 3.9%
Amsouth Bancorporation                         6.75   11/1/25   1,000       978                              1,000          978
Associates Corporation North America, Note     5.96   5/15/37     100       101                                100          101
Chase Manhattan Corporation                    9.38    7/1/01   1,250     1,359                              1,250        1,359
CIT Group Holdings Inc.                        9.25   3/15/01   1,000     1,084                              1,000        1,084
General Electric Capital Corp.                 6.29  12/15/07      39        38                                 39           38
General Motors Acceptance Corp.                7.13    5/1/01     500       506                                500          506
Goldman Sachs Group L.P. (a)                   6.38   6/15/00      15        15                                 15           15
Grand Metropolitan Investment Corp.            6.50   9/15/99      23        23                                 23           23
KFW International Finance, Guaranteed N        8.85   6/15/99      15        16                                 15           16
Navistar Financial Corp.                       8.88   11/15/98                        500       511            500          511
Presidential Life Corp.                        9.50   12/15/00                        500       520            500          520
Prudential Insurance                           7.13    7/1/07     500       499                                500          499
Reliance Group Holdings, Inc.                  9.00   11/15/00                      1,000     1,038          1,000        1,038
                                                                          4,619               2,069                       6,688
Industrials - 3.9%
Armco Inc.                                     9.38   11/1/00                         850       875            850           875
Baxter International, Inc.                     9.25  12/15/99      31        33                                 31            33
Bethlehem Steel Corp.                         10.38    9/1/03                         350       367            350           367
Deer & Co.                                     8.95   6/15/19       9        10                                  9            10
Exide Corp.                                   10.75  12/15/02                         500       529            500           529
Ford Motor Co.                                 9.00   9/15/01     700       756                                700           756
Jet Equipment Trust, (a)                       9.41   6/15/10      31        35                                 31            35
John Q. Hammons Hotels                         8.88   2/15/04                         500       508            500           508
Occidental Petroleum Corp.                     8.50   11/9/01     800       847                                800           847
Philip Morris Cos Inc.                         7.20    2/1/07   1,000       987                              1,000           987
Transocean Offshore Inc.                       7.45   4/15/27   1,000     1,029                              1,000         1,029
Unisys Corp.,                                  9.50   7/15/98                         500       504            500           504
Unisys Corp.,                                10.63    10/1/99                         300       312            300           312
                                                                          3,697               3,095                        6,792
Oil Refining - 2.0%
Clark Refining & Marketing Inc.               10.50   12/1/01                       1,000     1,037          1,000         1,037
PDV America                                    7.25    8/1/98                         500       503            500           503
USX Marathon Corp.                             5.75    7/1/01                       2,000     1,928          2,000         1,928
                                                                                              3,468                        3,468
Paper Products 1.8%
Fort Howard Corp.                              9.00    2/1/06                         500       529            500           529
Repap New Brunswick Inc                        8.88   7/15/02                         500       497            500           497
Repap New Brunswick Inc                        9.88   7/15/02                         500       505            500           505
Repap Wisconsin, Inc.                          9.25    2/1/02                         700       709            700           709
Stone Container Corp.                          9.88    2/1/01                         700       700            700           700
Stone Container Corp.                         11.00   8/15/99                         200       206            200           206
                                                                                              3,146                        3,146
Printing & Publishing -0.4%
World Color Press                              9.13   3/15/03                         600       624            600           624

Real Estate & Lodging - 0.5%
Host Marriott Travel Plaza                     9.50   5/15/05                         405       425            405           425
Williams Scotsman Inc.                         9.88    6/1/07                         500       503            500           503
                                                                                                928                          928
Services - 0.3%
Prime Hospitality Corp.                        9.25   1/15/06                         500       517            500           517

Steel - 0.4%
Wheeling Pittsburgh Corp.                      9.38   11/15/03                        750       727            750           727

Telecommunications -3.8%
Cablevision Systems Corp.                     10.75    4/1/04                       1,000     1,037          1,000         1,037
Centennial Cellular Corp.                      8.88   11/1/01                         750       748            750           748
Century Communications Corp.                   9.75   2/15/02                         750       780            750           780
Comcast Corp.                                  9.38   5/15/05                       1,000     1,056          1,000         1,056
Lenfest Communications Inc.                    8.38   11/1/05                       1,000       989          1,000           989
Marcus Cable Operations Co.                   13.50    8/1/04                         500       436            500           436
Olympus Communications                        10.63   11/15/06                        500       528            500           528
Rogers Cablesystems                            9.63    8/1/02                       1,000     1,057          1,000         1,057
                                                                                              6,631                        6,631
Textile Products - 0.3%
Dominion Textiles Inc.                         8.88   11/1/03                         500       515            500           515

Transportation - 0.3%
Norfolk Southern Corp.                         7.05    5/1/37     500       507                                500           507

Utilities-Electric -0.9%
ALLTEL Corp.                                   6.50   11/1/13      48        44                                 48            44
Carolina Power & Light Co.                     8.63   9/15/21      31        35                                 31            35
Jones Intercable, Inc.                         9.63   3/15/02                         500       526            500           526
Long Island Lighting Co.                       7.30   7/15/99                       1,000     1,012          1,000         1,012
                                                                             79               1,538                        1,617
Total Corporate Bonds and Notes (Cost $48,118)                            9,521              40,047                       49,568

Collateralized Mortgage Obligations -  8.7%
Independent National Mtge Corp. (a)(b)         7.84  12/26/26     998     1,001                                998         1,001
CMC Securities Corp.                           7.50   2/25/23                         595       595            595           595
Chase Commercial Mortgage Secs Corp. (b)       7.37   6/19/29     500       508                                500           508
Chase Mortgage Finance Corp. (a)(b)            7.87  11/25/25     479       468                                479           468
Criimi Mae Financial Corp. (b)                 7.00    1/1/33     444       434                                444           434
Federal National Mortgage Assoc. (b) (c)       3.26   8/25/23   1,000       758                              1,000           758
GE Capital Mortgage Services Inc. (b)          6.50   3/25/24     654       626                                654           626
Merrill Lynch Trust (b)                        8.45   11/1/18     500       525                                500           525
Merrill Lynch Mortgage Investors 1990-I
Class A                                        9.20   1/15/11                         733       732            733           732
Morgan Stanley Capital I Inc., 1997 C1
Class B (b)                                    7.69   1/15/07     700       725                                700           725
Paine Webber Mortgage Acceptance Corp.(b)      7.50   5/25/23     953       951                                953           951
Resolution Trust Corp., (b)                    7.50   10/25/2   1,250     1,256                              1,250         1,256
Resolution Trust Corp 1992-C1, Class A1        8.80   8/25/23                         849       855            849           855
Resolution Trust Corp 1992-3, Class A2         6.89   9/25/19                       2,001     1,995          2,001         1,995
Resolution Trust Corp 1992-3, Class A3         6.96   5/25/21                       1,385     1,375          1,385         1,375
Resolution Trust Corp 1992-6, Class A4         7.52  11/25/25                       1,486     1,492          1,486         1,492
Ryland Acceptance Corp. Four (b)               7.95    1/1/19     698       709                                698           709
Total Collateralized Mortgage Obligations (Cost $14,801)                  7,961               7,044                       15,005

Mortgage-Backed Securities -0.7%
Federal Home Loan Mortgage Corp                6.55    9/1/26      39        40                                39             40
Federal Home Loan Mortgage Corp., Global
Note                                           6.70    1/5/07     750       745                               750            745
Federal Home Loan Mortgage Corp                7.50    5/1/09      31        32                                31             32
Federal Home Loan Mortgage Corp                8.00   10/1/25      19        19                                19             19
Federal National Mortgage Assn.                6.69   12/1/25      20        21                                20             21
Govenmnet National Mortgage Assn.              6.00   6/20/26      22        22                                22             22
Govenmnet National Mortgage Assn.              6.50 10/15/23-
                                                     10/15/26     129       129                               129            129
Govenmnet National Mortgage Assn.              7.00  9/20/25-
                                                      3/15/26      61        60                                61             60
Govenmnet National Mortgage Assn.              7.13   7/20/25      48        49                                48             49
Govenmnet National Mortgage Assn.              7.50  9/15/23-
                                                      3/15/26      56        56                                56             56
Govenmnet National Mortgage Assn.              8.00  10/15/24      49        50                                49             50
Govenmnet National Mortgage Assn.              9.00  4/15/20-
                                                      8/15/21      19        20                                19             20
Govenmnet National Mortgage Assn.              9.50   2/15/21       9         9                                                9
Paine Webber Trust                             9.00   10/1/12       6         6                                                6
Total Mortgage-Backed Securities (cost $1,253)                            1,258                                            1,258

U.S. Agency Obligations -0.1%
Farm Credit Systems Financial Assistanc        8.80   6/10/05      39        43                                39             43
Federal Home Loan Bank, Consolidated Bond      7.70   9/20/00      46        49                                46             49
Total U.S. Agency Obligations (cost $91)                                     92                                               92

U. S. Treasury Obligations - 50.8%
U.S. Treasury Bonds                            6.88   8/15/25     177       178                               177            178
U.S. Treasury Bonds                            7.50  11/15/16      69        74                                69             74
U.S. Treasury Bonds                            8.75   5/15/17      22        26                                22             26
U.S. Treasury Bonds                            8.88   8/15/17      61        74                                61             74
U.S. Treasury Notes                            5.13   12/31/9      22        21                                22             21
U.S. Treasury Notes                            5.63   8/31/97     199       200                               199            200
U.S. Treasury Notes                            5.75  12/31/98                      15,000    14,958        15,000         14,958
U.S. Treasury Notes                            6.25   3/31/99                      20,000    20,075        20,000         20,075
U.S. Treasury Notes                            6.38   1/15/99      94        95                                94             95
U.S. Treasury Notes                            6.88   8/31/99                      30,000    30,459        30,000         30,459
U.S. Treasury Notes                            6.13   5/15/98                      20,000    20,062        20,000         20,062
U.S. Treasury Notes                            6.50  10/15/07   1,810     1,802                             1,810          1,802
U.S. Treasury Notes                            8.25   7/15/98                25                                25             25
Total U. S. Treasury Notes (Cost $87,549)                                 2,495              85,554                       88,049




Yankee Obligations- 0.2%
Bayerische Landesbank Girozen New York,
Tranche Sr 00001                               6.38   8/31/00     39         38                                39             38
Bayerische Landesbank Girozen New York,
Tranche Sr 00007                               6.20    2/9/06     31         29                                31             29
Hydro-Quebec                                   8.00    2/1/13     46         49                                46             49
Japan Finance Corp. Municipal Enterprises,
Guaranteed Bond                                6.85   4/15/06     54         54                                54             54
Manitoba Province (Canada)                     8.00   4/15/02     31         33                                31             33
Petro Canada Ltd.                              8.60   1/15/10     12         14                                12             14
Philips Electers N.V., Debenture               7.13   5/15/25     82         82                                82             82
Svenska Handelsbanken                          8.13   8/15/07     31         33                                31             33
Svenska Handelsbanken                          8.35   7/15/04     15         17                                15             17
Westpac Banking Subordinated  Debenture        9.13   8/15/01     11         12                                11             12
Total Yankee Obligations (cost $351)                                        361                                              361


Foreign Bond  ( US Dollar Denominated) - 3.2%
Export Import Bank Korea, Note                 7.10   3/15/07    500        505                               500           505
Fomento Economico Mexico, Euro-Dollars         9.50   7/22/97  1,250      1,250                             1,250         1,250
Korea Elec Power Corp, Debenture               7.00    2/1/27    500        490                               500           490
Southern Peru Limited, Secured
Export Notes (a)                               7.90   5/30/07  1,000      1,019                             1,000         1,019
Telebras                                      10.38    9/9/97  1,200      1,211                             1,200         1,211
Videotron Group                               10.63   2/15/05                       1,000     1,110         1,000         1,110
Total Foreign Bond ( US Dollar Denominated) (Cost $5,473)                 4,475               1,110                       5,585

Foreign Bond ( Non-US Dollar Denominated) -1.5 %
Canada Government, Canadian Series A79         8.75   12/1/05  1,150        968                          1,150 CAD          968
Denmark Kingdom                                7.00   11/15/07 3,698        585                          3,698 DKK          585
Germany Federal Republic                       6.88   5/12/05  1,575        986                          1,575 DEM          986
Nykredit                                       6.00   10/1/26     18          2                             18 DKK            2
Total Foreign Bond ( Non-US Dollar Denominated) (Cost $2,689)             2,541                                           2,541


Repurchase Agreements - 3.2%
Credit Suisse First Boston, dated 6/30/97 (d)  5.75    7/1/97                       4,850     4,850         4,850          4,850
Donaldson, Lufkin & Jenrette Securities (d)    5.90    7/1/97   316         316                               316            316
Keystone Joint Repurchase Agreement,
(investments in
  repurchase agreements in a joint trading
  account, dated 6/30/97, maturity value
  $243)(d)                                     6.04    7/1/97   243         243                               243            243
Total Repurchase Agreements  (Cost $5,409)                                  559               4,850                        5,409

Total Investments (Cost $167,482)                                        31,018             138,605                      169,623
Other Assets and Liabilities (net)                                        2,206               1,335                        3,541
Net Assets                                                               33,224            $139,940                      173,164


(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(b) The estimated maturity of a Collateralized Mortgage Obligation ("CMO") is based on current and projected prepayment rates.  Changes in interest rates can cause the estimated maturity to differ from the listed date.
(c) Inverse floater, resets monthly.
(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

Forward Foreign Currency Exchange Transactions                                                          Net
                                                                                                      Unrealized
Exchange                                                     U.S. $ Value        In Exchange         Appreciation/
Date                                                         June 30, 1997       for U.S. $          (Depreciation)

Forward Foreign Currency Exchange Contracts to Buy:

                               Contracts to Receive

                 8/12/97       1,150  Deutsche Marks         $        661             679            $       (18)


Forward Foreign Currency Exchange Contracts to Sell:

                               Contracts to Deliver

                  8/27/97      1,324  Canadian Dollar                 962             971                      9
                  8/12/97      2,860  Deutsche Marks                1,645           1,675                     30
                  8/20/97      4,042  Danish Krone                    611             627                     16
                                                                                                    $         55

See Notes to Pro Forma Combining Financial Statements.

EVERGREEN  INTERMEDIATE TERM BOND FUND Pro Forma Combining Financial  Statements
(unaudited) Statement of Assets and Liabilities (000's) June 30, 1997


                                                            Evergreen        Blanchard
                                                            Intermediate     Short-Term Flexible                    Pro Forma
                                                            Bond Fund        Income Fund           Adjustments      Combined
Assets:
Investments at value (cost $165,078)                        $31,018        $138,605                               $169,623
Cash                                                              2              0                                       2
Interest receivable                                           2,539           2,708                                  5,247
Receivable for investment sold                                1,389               0                                  1,389
Receivable for Fund shares sold                                  14               0                                     14
Unrealized appreciation from forward foreign currency
contracts                                                        55               0                                     55
Due from investment adviser                                      17               0                                     17
Prepaid expenses                                                 35              17                                     52
Total Assets                                                 35,069         141,330                                176,399

Liabilities:
Payable for investments purchased                             1,358               0                                  1,358
Dividends payable                                                69             663                                    732
Payable for Fund shares redeemed                                175               0                                    175
Unrealized depreciation from forward foreign
currency contracts                                                18              0                                     18
Distribution fee payable                                           9             34                                     43
Due to related parties                                           137             87                                    224
Due to custodian                                                   0            429                                    429
Accrued liabilities and other expenses                            79            177                                    256
Total Liabilities                                              1,845          1,390                                  3,235

Net Assets                                                   $33,224       $139,940                               $173,164


Net assets are comprised of:
Paid-in capital                                               41,548        137,752                                 179,300
Undistributed net investment income (accumulated
distributions in excess of net investment income)            (8,533)            604                                 (7,929)
Accumulmated net realized gain (loss) on investments
  and foreign currency related transactions                      238           (623)                                  (385)
Net unrealized appreciation (depreciation) on
investments and foreign currency related transactions            (29)           2,207                                 2,178
Net Assets                                                    $33,224        $139,940                              $173,164

Class A Shares
Net Assets                                                     $13,379       $139,940                              $153,319
Shares of Beneficial Interest Outstanding                        1,499         46,285              (30,640)          17,144
Net Asset Value                                                  $8.93          $3.02                                 $8.93
Maximum Offering Price (3.25%)                                   $9.23                                                 $9.23
                                                                                                                       8.943
Class B Shares
Net Assets                                                     $12,381                                               $12,381
Shares of Beneficial Interest Outstanding                        1,385                                                 1,385
Net Asset Value                                                  $8.95                                                 $8.95

Class C Shares
Net Assets                                                      $7,288                                                $7,288
Shares of Beneficial Interest Outstanding                          815                                                   815
Net Asset Value                                                  $8.94                                                 $8.94

Class C Shares
Net Assets                                                        $176                                                   $176
Shares of Beneficial Interest Outstanding                           20                                                     20
Net Asset Value                                                  $8.93                                                  $8.93



EVERGREEN  INTERMEDIATE TERM BOND FUND Pro Forma Combining Financial  Statements
(unaudited) Statement of Operations (000's) Year ended June 30, 1997



                                                             Evergreen     Blanchard
                                                             Intermediate  Short-Term Flexible                      Pro Forma
                                                             Bond Fund     Income Fund              Adjustment      Combined

Investment Income:
Interest income                                                 $2,894           $10,508                             $13,402

Expenses:
Advisory fee                                                        272            1,139              (218)a           1,193
Administrative services fees                                         11             147               (108)b              50
Distribution fee                                                    269             380                                  649
Transfer agent fee                                                  115             399               (354)c             160
Custodian fee                                                        53              51                138 b             242
Reports and notices to shareholders                                  27              57                (48)c              36
Registration and filing fees                                         29              17                (17)c              29
Professional fees                                                    29              86                (47)c              68
Other                                                                 0              23                 (5)b              18
Less:  Fee waivers and/or reimbursements                          (166)           (202)                 248             (120)
Total Expenses                                                      639           2,097                (411)            2,325
Less: Indirectly paid expenses                                      (7)              0                   (8)             (15)
Net expenses                                                        632           2,097                (419)            2,310

Net investment income                                             2,262           8,411                 419            11,092

Net realized and  unrealized  gain (loss) on  investments
    and foreign  currency
    related transactions:
Net realized gain on investments and foreign currency
    related transactions                                        (1,495)             430                               (1,065)
Net change in unrealized appreciation (depreciation) on
    investments and foreign currency related transaction         1,144           1,683                                  2,827
Net realized and unrealized gain on investments
    and foreign currency related transactions                     (351)          2,113                      0           1,762

Net increase in net assets resulting from operations            $1,911         $10,524                   (419)        $12,854


a Reflects a decrease based on the surviving fund's fee schedule.
b Reflects an increase  (decrease)  based on the  assets  of the  combined fund.
c Reflects expected cost savings based on combining the two funds.

Evergreen Intermediate Term Bond Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
June 30, 1997

     1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments, and the related Pro Forma Combining Statement of Operations (APro Forma Statements@) reflect the accounts of Evergreen Intermediate Term Bond Fund (AEvergreen@) and Blanchard Short-Term Flexible Income Fund (ABlanchard@) at June 30, 1997 and for the year then ended. The information relating to Evergreen gives effect to the proposed acquisition of the assets of Evergreen Intermediate Term Bond Fund II and Evergreen (formerly, Keystone) Intermediate Term Bond Fund (expected to occur on or about January 23, 1998) and the anticipated liquidation of Trust shareholders in Class Y of Evergreen Intermediate Term Bond Fund II prior to January 23, 1998 (the date of the acquisition).

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the AReorganization@) to be submitted to shareholders of Blanchard. The Reorganization provides for the acquisition of all assets and liabilities of Blanchard by Evergreen, in exchange for Class A shares of Evergreen. Thereafter, there will be a distribution of Class A shares of Evergreen to shareholders of Blanchard in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Blanchard will become the owners of that number of full and fractional Class A shares of Evergreen having an aggregate net asset value equal to the aggregate net asset value of their shares of Blanchard as of the close of business immediately prior to the date that Blanchard assets are exchanged for Class A shares of Evergreen.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

     The information contained herein is based on the experience of each Fund for the year ended June 30, 1997 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Blanchard in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Blanchard which are incorporated by reference in the Statement of Additional Information.

     2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A shares of Evergreen which would have been issued at June 30, 1997 in connection with the proposed Reorganization. Shareholders of Blanchard would receive Class A shares of Evergreen based on a conversion ratio determined on June 30, 1997. The conversion ratio is calculated by dividing the net asset value of Blanchard by the net asset value per share of the Class A shares of Evergreen.

     3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the Funds= gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June 30, 1997.

                                           EVERGREEN FIXED INCOME TRUST

                                                      PART C

                                                 OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 8, 1997 - Registration
No. 333-37433 ("Form N-1A Registration Statement").

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust Articles II., III.(6)(c), IV.(3), IV.(8), V., VI., VII. and VIII. and By-Laws Articles II., III and VIII.

6(a).  Form  of  Investment   Advisory  Agreement  between  Keystone  Investment
Management Company and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

6(b).           Form of Interim Management Contract.  Exhibit B to Prospectus
contained in Part A of this Registration Statement.

6(c).           Form of Interim Sub-Advisory Agreement.  Exhibit C to Prospectus
contained in Part A of this Registration Statement.

7(a).           Principal Underwriting Agreement between Evergreen Distributor,
Inc. and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

7(b). Form of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N- 1A Registration Statement.

8. Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Custody Agreement between State Street Bank and Trust Company and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

10(a). Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

10(b).          Multiple Class Plan.  Incorporated by reference to the Form N-1A
Registration Statement.

11. Opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13. Not applicable.

14(a). Consent of KPMG Peat Marwick LLP. Filed herewith.

14(b). Consent of Deloitte & Touche LLP. To be filed by amendment.

15. Not applicable.

16. Powers of Attorney. Filed herewith.

17(a). Form of Proxy Card. Filed herewith.

17(b).  Registrant's  Rule 24f-2  Declaration.  Incorporated by reference to the
     Form N-1A Registration Statement.

Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                                    SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 3rd day of December, 1997.

                                     EVERGREEN FIXED INCOME TRUST

                                     By:      /s/ John J. Pileggi
                                              ----------------------
                                              Name:  John J. Pileggi
                                              Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 3rd day of December, 1997.

Signatures                                                    Title
----------                                                    -----

/s/John J. Pileggi                                            President and
------------------                                            Treasurer
John J. Pileggi

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                                 INDEX TO EXHIBITS

N-14
EXHIBIT NO.

14                Consent of KPMG Peat Marwick LLP
16                Powers of Attorney
17(a)             Form of Proxy
--------------------